United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--94.5%
		Aerospace / Defense--3.0%
$2,850,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$2,579,250
2,150,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, 8.875%, 4/1/2015	741,750
1,875,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, 9.75%, 4/1/2017	515,625
4,100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	3,741,250
1,975,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	1,787,375
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,984,500
3,800,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	1,463,000
1,683,106	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	547,009
2,875,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	2,371,875
2,475,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	1,819,125
2,425,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	1,539,875
		TOTAL	20,090,634
		Automotive--3.1%
2,975,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	535,500
4,225,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	1,204,125
5,525,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.569%, 1/13/2012	3,598,156
6,900,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	5,043,424
1,950,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,439,297
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,771,837
12,525,000		General Motors Corp., Deb., 7.40%, 9/1/2025	2,129,250
3,450,000		General Motors Corp., Note, 8.375%, 7/15/2033	621,000
2,525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	972,125
4,400,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,870,000
		TOTAL	20,184,714
		Building Materials--0.7%
2,325,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,743,750
600,000		Nortek Holdings, Inc., Sr. Secd. Note, 0/10.00%, 12/1/2013	411,000
2,050,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	481,750
2,750,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	1,113,750
1,900,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,035,500
		TOTAL	4,785,750
		Chemicals--3.1%
3,550,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,828,250
1,896,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	1,900,740
5,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,529,750
4,875,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	3,436,875
1,600,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	1,281,768
2,163,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,568,175
3,575,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	3,038,750
2,625,000	[1,2,5]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	78,750
3,900,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	2,886,000
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,565,970
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,052,970
		TOTAL	20,167,998
		Construction Machinery--0.4%
4,950,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	2,747,250
		Consumer Products--4.2%
5,575,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	3,707,375
2,539,776		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	622,245
1,800,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,395,000
5,150,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	3,540,625
6,375,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	4,749,375
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	3,980,625
3,425,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,037,875
3,200,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,040,000
8,523,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	6,349,635
		TOTAL	27,422,755
		Energy--4.7%
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,998,125
4,375,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	3,171,875
2,225,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,791,125
1,825,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,578,625
375,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	234,375
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	1,228,500
2,525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,603,375
400,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	294,000
2,450,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,800,750
4,475,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	3,177,250
1,725,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	1,104,000
1,475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	907,125
3,975,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,799,998
1,775,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,224,750
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	759,000
2,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	1,615,000
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,294,312
2,300,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	2,006,750
1,625,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	910,000
1,500,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,320,000
		TOTAL	30,818,935
		Entertainment--1.1%
4,075,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	3,316,031
3,325,000	[1,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	182,875
4,775,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	3,091,812
1,375,000		Universal City Florida Holding Co., Floating Rate Note, 7.943%, 5/1/2010	598,125
		TOTAL	7,188,843
		Environmental--1.2%
3,525,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	3,251,812
3,800,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	3,636,125
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	967,984
		TOTAL	7,855,921
		Financial Institutions--2.9%
3,175,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	2,206,625
9,599,040	[1,2,7]	General Motors Acceptance Corp., 6.875%, 9/15/2011	8,152,465
3,124,224	[1,2,7]	General Motors Acceptance Corp., 8.00%, 11/1/2031	2,069,174
2,819,520	[1,2,7]	General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	2,227,421
1,200,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,075,500
5,975,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,351,844
4,000,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,020,000
		TOTAL	19,103,029
		Food & Beverage--6.0%
7,900,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	6,754,500
3,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	3,412,500
3,125,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.693%, 2/1/2015	2,375,000
4,200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,591,000
1,200,000		Constellation Brands, Inc., 8.375%, 12/15/2014	1,146,000
750,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	712,500
2,350,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	2,232,500
4,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	3,719,250
850,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	735,250
1,675,000	[1,2,6]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	410,375
5,075,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,389,875
4,675,000	[3,4]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	303,875
3,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	2,258,750
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	1,716,750
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	3,048,250
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	1,408,312
2,075,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,193,125
		TOTAL	39,407,812
		Gaming--4.6%
4,075,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	417,687
3,461,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	2,786,105
2,525,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	1,729,625
3,775,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	33,031
4,725,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 11.00%, 11/1/2012	2,598,750
813,028	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 15.50%, 11/1/2013	321,146
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,000,625
775,000	[1,2]	MGM Mirage, 13.00%, 11/15/2013	742,062
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	2,580,000
4,725,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	3,018,094
425,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	255,000
4,525,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	3,325,875
3,225,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,467,125
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,007,500
3,300,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	1,666,500
2,400,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	1,908,000
3,525,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	2,679,000
		TOTAL	30,536,125
		Health Care--9.6%
2,425,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,267,375
4,000,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	2,760,000
1,900,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	1,429,750
2,600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,099,500
600,000		Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	477,000
5,850,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	5,031,000
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,581,875
2,325,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	2,047,203
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,457,000
10,925,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	8,548,813
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	6,969,000
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	3,526,625
3,925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	3,238,125
3,850,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	2,387,000
1,175,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 5.943%, 6/1/2015	722,625
1,750,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,251,250
5,750,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	3,651,250
950,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	750,500
3,825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,213,000
1,875,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,382,813
3,100,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	2,371,500
1,250,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	956,250
2,675,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,106,563
5,335,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,787,225
		TOTAL	63,013,242
		Industrial - Other--6.1%
5,450,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,223,750
2,025,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,528,875
5,175,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,205,844
3,150,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,362,500
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,377,875
3,425,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,031,125
1,225,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 5.871%, 12/15/2013	790,125
1,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	810,750
5,950,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	4,343,500
2,275,000		General Cable Corp., Floating Rate Note - Sr. Note, 6.258%, 4/1/2015	1,074,938
1,550,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	1,030,750
3,725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	3,799,500
2,975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,365,125
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	3,542,625
1,450,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	993,250
2,100,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	1,829,625
3,600,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	2,646,000
2,825,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,415,375
		TOTAL	40,371,532
		Lodging--1.3%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,143,125
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	2,587,500
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,194,375
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,154,250
3,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	1,883,125
1,450,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	797,500
		TOTAL	8,759,875
		Media - Cable--1.2%
6,850,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	3,185,250
3,825,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	3,423,375
750,000	[1,2]	Videotron Ltee, 9.125%, 4/15/2018	701,250
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	928,250
		TOTAL	8,238,125
		Media - Non-Cable--7.9%
5,315,197		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	2,790,478
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,060,500
850,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	788,375
3,557,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	3,557,000
5,152,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	1,236,480
6,425,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	1,220,750
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	6,511,563
2,950,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	1,253,750
5,725,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	458,000
8,225,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	7,525,875
4,075,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	3,117,375
2,050,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,491,375
550,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	400,125
3,000,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,407,500
850,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	618,375
4,650,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	2,813,250
4,475,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	363,594
2,425,000		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	1,057,906
3,100,000		Quebecor Media, Inc., Sr. Note, Series WI, 7.75%, 3/15/2016	2,108,000
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,173,000
1,550,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	217,000
2,750,000		R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	426,250
3,800,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	589,000
1,766,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,580,570
7,100,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	647,875
6,050,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	3,062,813
4,000,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	520,000
7,750,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	2,402,500
2,100,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	493,500
		TOTAL	51,892,779
		Metals & Mining--0.9%
2,975,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	193,375
2,400,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	402,000
4,075,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	3,346,129
3,100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	1,813,500
		TOTAL	5,755,004
		Packaging--1.6%
3,850,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,455,375
4,425,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,947,000
4,725,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	4,725,000
725,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	677,875
977,424	[1,3,4,7]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	45,352
		TOTAL	10,850,602
		Paper--1.0%
7,100,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	4,934,500
1,050,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	467,250
4,975,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,442,750
		TOTAL	6,844,500
		Restaurants--0.9%
2,425,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	1,297,375
4,450,000		NPC International, Inc., 9.50%, 5/1/2014	3,248,500
2,675,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 4.496%, 3/15/2014	1,370,938
		TOTAL	5,916,813
		Retailers--2.5%
1,825,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	1,341,375
1,250,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 6.753%, 4/15/2013	862,500
2,425,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,927,875
2,825,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	2,429,500
4,700,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	2,655,500
5,775,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,656,500
3,775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	1,717,625
6,400,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	2,720,000
1,050,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	493,500
		TOTAL	16,804,375
		Services--1.3%
4,325,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.50%, 11/15/2015	2,308,469
4,350,000		KAR Holdings, Inc., 10.00%, 5/1/2015	1,457,250
6,900,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	3,243,000
2,725,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,512,375
		TOTAL	8,521,094
		Technology--4.8%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	2,491,000
4,800,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	3,264,000
5,725,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	3,492,250
3,350,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	787,250
4,275,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	1,902,375
4,850,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	751,750
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,101,250
4,575,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,043,156
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,404,375
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 9.382%, 4/1/2012	2,396,623
600,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	516,000
5,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	4,524,000
4,900,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	3,258,500
2,875,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	819,375
		TOTAL	31,751,904
		Tobacco--0.4%
3,325,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	2,601,813
		Transportation--1.6%
6,975,000	[3,4,7]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
4,075,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	3,040,969
3,900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	2,418,000
4,725,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	2,179,406
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,232,250
2,300,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,532,375
4,400,000	[3,4,7]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	10,403,000
		Utility - Electric--5.5%
1,275,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	1,093,735
4,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,440,250
6,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,153,125
1,450,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	1,268,750
1,050,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	750,750
1,492,626	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,299,025
4,675,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	3,856,875
3,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,436,313
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,639,188
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	2,626,979
1,475,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	1,216,419
6,000,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.50%, 11/1/2015	4,290,000
2,725,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.50%, 11/1/2015	1,948,375
		TOTAL	36,019,784
		Utility - Natural Gas--5.2%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	3,703,000
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	3,233,834
5,150,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	3,476,250
1,100,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	863,500
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	3,944,625
1,875,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	1,171,875
1,075,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	800,475
3,175,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,776,153
2,897,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	1,998,930
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,734,625
6,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	5,250,741
3,300,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,582,382
2,625,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	2,011,719
		TOTAL	34,548,109
		Wireless Communications--4.8%
3,625,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	4,078,125
2,000,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 9.632%, 1/1/2013	1,950,000
1,375,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,402,500
1,900,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	1,976,000
1,200,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	786,000
3,601,262	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,286,801
2,250,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,923,750
5,300,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	4,770,000
4,950,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	2,079,945
2,425,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	2,307,674
1,800,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	1,732,500
3,900,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,773,551
4,775,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,371,198
		TOTAL	31,438,044
		Wireline Communications--2.9%
2,175,000		Citizens Communications Co., 9.00%, 8/15/2031	1,381,125
3,875,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	1,879,375
12,650,000		Qwest Corp., Note, 8.875%, 3/15/2012	11,764,500
3,650,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	3,038,628
1,150,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,023,500
		TOTAL	19,087,128
		TOTAL CORPORATE BONDS (IDENTIFIED COST $966,384,850)	623,127,489
		COMMON STOCKS--0.0%
		Consumer Products--0.0%
3,192	[1,3,7]	Sleepmaster LLC	32
		Industrial - Other--0.0%
93,323	[3]	Neenah Enterprises, Inc.	16,798
		Lodging--0.0%
1,750	[1,3,7]	Motels of America, Inc.	0
		Media - Cable--0.0%
52,360		Virgin Media, Inc.	261,276
		Media - Non-Cable--0.0%
46	[3,7]	Sullivan Graphics, Inc.	0
		Metals & Mining--0.0%
237,797	[1,3,7]	Royal Oak Mines, Inc.	4,661
		Other--0.0%
746	[1,3,7]	CVC Claims Litigation LLC	0
		Packaging--0.0%
24	[1,3,7]	Pliant Corp.	0
107,000	[1,3,7]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,284,161)	282,767
		WARRANT--0.0%
		Media - Non-Cable--0.0%
6,750	[3]	XM Satellite Radio, Inc., Warrants (IDENTIFIED COST $1,348,981)	3,578
		PREFERRED STOCK--0.3%
		Finance - Commercial--0.3%
3,415	[1,2,7]	Preferred Blocker, Inc., 9% Dividend (IDENTIFIED COST $1,530,769)	1,648,484
		MUTUAL FUND--1.8%
12,053,276	[8,9]	Prime Value Obligations Fund, Institutional Shares, 2.06% (AT NET ASSET VALUE)	12,053,276
		TOTAL INVESTMENTS – 96.6% (IDENTIFIED $992,602,037)[10]	637,115,594
		OTHER ASSETS AND LIABILITIES – NET 3.4%[11]	22,322,084
		TOTAL NET ASSETS – 100%	$659,437,678

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $111,168,946, which represented 16.9% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2008, these liquid restricted securities amounted to $108,500,495, which represented 16.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$ 7,280,944	$ 0
	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$ 3,325,000	$ 182,875
	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$ 3,002,875	$ 33,031
	Motels of America, Inc.	8/30/1994	$ 117,506	$ 0
	Pliant Corp.	7/18/2006	$ 0	$ 0
	Royal Oak Mines, Inc.	7/31/1998 – 2/24/1999	$26, 419	$ 4,661
	Russell Stanley Holdings, Inc.	2/5/1999 – 7/9/1999	$ 0	$ 0
	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$ (293,952)	$ 43,352
	Sleepmaster LLC	12/23/2004	$ 0	$ 32
	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004-11/03/2005	$ 7,589,813	$ 2,402,500
3	Non-income producing security.
4	Issuer in default.
5	On January 6, 2009, the issuer of this security filed for bankruptcy.
6	On January 15, 2009, the issuer of this security defaulted.
7	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
8	Affiliated company.
9	7-Day net yield.
10
At December 31, 2008, the cost of investments for federal tax purposes was $992,460,555. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $355,344,961. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,403,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $357,748,536.

11	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$12,334,928
Level 2 – Other Significant Observable Inputs	610,633,077
Level 3 – Significant Unobservable Inputs	14,147,589
Total	$637,115,594

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of April 1, 2008	$242,757
Accrued discounts/premiums	73,346
Change in unrealized appreciation(depreciation)	1,607,283
Net purchases (sales)	10,324,283
Realized gain (loss)	(1,752,224)
Transfer in and/or out of Level 3	3,652,144
Balance as of December 31, 2008	14,147,589

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009